Fees Summary	Aug. 10, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 102,910,500.00
Total Fee Amount	14,211.94
Total Offset Amount	0.00
Net Fee	$ 14,211.94
Offering Table N/A
Offset Table N/A	N/A